FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis	The following details the Company’s recurring measurements for assets and liabilities at fair value (in thousands):

	September 30, 2022	December 31, 2021
Warrant liability (Level 3)—Note 8	$—	$561
Investment in unconsolidated affiliates (Level 3)—Note 5	11,674	13,570
Convertible Note (Level 3)—Note 7	74,942	—
Standby Agreement derivative liability (Level 3)—Note 8	1,900	—
Non-current Cash Consideration (Level 3)	3,865	—